UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     London Company of Virginia
Address:  1801 Bayberry Court
          Suite 301
          Richmond, Virginia 23226

Form 13F File Number:  028-10665

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Andrew J. Wetzel
Title:    CCO
Phone:    (804) 775-0317

Signature, Place, and Date of Signing:

     /s/ Andrew J. Wetzel            Richmond, Virginia         October 29, 2012
     --------------------            ------------------         ----------------
         [Signature]                   [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           87
                                         -----------

Form 13F Information Table Value Total:  $ 4,343,521
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

          COLUMN 1             COLUMN 2   COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7          COLUMN 8
----------------------------- ----------- --------- ----------- -------------------- ---------- -------- ---------------------------
                                                                                                              VOTING AUTHORITY
                               TITLE OF                VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ---------------------------
       NAME OF ISSUER            CLASS      CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED   NONE
----------------------------- ----------- --------- ----------- ----------- --- ---- ---------- -------- ---------- ------ ---------
ACCO BRANDS CORP              COM         00081t108       1,365     210,415 SH       SOLE                   210,383               32
ACTIVISION BLIZZARD INC       COM         00507V109       1,692     150,071 SH       SOLE                   150,071                0
ADVENT SOFTWARE INC           COM         007974108      65,979   2,685,374 SH       SOLE                 2,469,366          216,008
ALBEMARLE CORP                COM         012653101     174,344   3,309,506 SH       SOLE                 3,059,581          249,925
ALEXANDER & BALDWIN INC NEW   COM         014491104      93,217   3,156,690 SH       SOLE                 2,935,932          220,758
ALLEGHANY CORP DEL            COM         017175100      56,379     163,445 SH       SOLE                   150,376           13,069
ALTRIA GROUP INC              COM         02209S103      33,783   1,011,762 SH       SOLE                   996,252           15,510
AMERICAN EAGLE OUTFITTERS NE  COM         02553E106      67,801   3,216,362 SH       SOLE                 2,953,714          262,648
AMPHENOL CORP NEW             CL A        032095101       2,178      36,993 SH       SOLE                    36,540              453
ATWOOD OCEANICS INC           COM         050095108     148,351   3,264,052 SH       SOLE                 2,993,294          270,758
BERKSHIRE HATHAWAY INC DEL    CL B NEW    084670702      49,249     558,383 SH       SOLE                   530,864           27,519
BRISTOL MYERS SQUIBB CO       COM         110122108      35,517   1,052,347 SH       SOLE                 1,033,486           18,861
BROWN FORMAN CORP             CL B        115637209      13,028     199,673 SH       SOLE                   199,294              379
CSX CORP                      COM         126408103       1,376      66,312 SH       SOLE                    66,312                0
CABELAS INC                   COM         126804301     206,470   3,775,982 SH       SOLE                 3,431,070          344,912
CARMAX INC                    COM         143130102      23,088     815,834 SH       SOLE                   814,620            1,214
CHEVRON CORP NEW              COM         166764100      35,471     304,314 SH       SOLE                   299,443            4,871
CINCINNATI FINL CORP          COM         172062101      10,300     271,988 SH       SOLE                   257,614           14,374
CINTAS CORP                   COM         172908105       2,995      72,289 SH       SOLE                    71,394              895
CISCO SYS INC                 COM         17275R102      36,477   1,910,274 SH       SOLE                 1,826,461           83,813
COCA COLA CO                  COM         191216100      34,734     915,735 SH       SOLE                   883,846           31,889
COLUMBIA SPORTSWEAR CO        COM         198516106      64,050   1,188,530 SH       SOLE                 1,088,193          100,337
CONOCOPHILLIPS                COM         20825C104      16,887     295,327 SH       SOLE                   288,816            6,511
CORNING INC                   COM         219350105      19,190   1,459,294 SH       SOLE                 1,453,934            5,360
CORRECTIONS CORP AMER NEW     COM NEW     22025Y407     130,419   3,898,925 SH       SOLE                 3,568,147          330,778
DELL INC                      COM         24702R101       6,718     681,658 SH       SOLE                   681,338              320
DOMINION RES INC VA NEW       COM         25746U109      30,601     578,038 SH       SOLE                   567,853           10,185
DUKE ENERGY CORP NEW          COM NEW     26441C204      17,048     263,120 SH       SOLE                   256,670            6,450
EATON VANCE CORP              COM NON VTG 278265103     177,540   6,130,511 SH       SOLE                 5,681,370          449,141
E M C CORP MASS               COM         268648102      31,295   1,147,597 SH       SOLE                 1,126,363           21,234
ENERGIZER HLDGS INC           COM         29266R108      83,109   1,113,912 SH       SOLE                 1,047,775           66,137
EXXON MOBIL CORP              COM         30231G102       3,104      33,940 SH       SOLE                    33,640              300
FEDERATED INVS INC PA         CL B        314211103      10,386     501,966 SH       SOLE                   474,606           27,360
FEDEX CORP                    COM         31428X106       8,848     104,567 SH       SOLE                   104,567                0
FIRST INDUSTRIAL REALTY TRUS  COM         32054K103      63,715   4,848,887 SH       SOLE                 4,468,329          380,558
HASBRO INC                    COM         418056107      13,039     341,649 SH       SOLE                   326,930           14,719
HATTERAS FINL CORP            COM         41902R103      85,757   3,042,094 SH       SOLE                 2,770,304          271,790
HERSHEY CO                    COM         427866108      24,285     342,580 SH       SOLE                   325,551           17,029
INTEL CORP                    COM         458140100      25,846   1,140,867 SH       SOLE                 1,120,813           20,054
INTERNATIONAL BUSINESS MACHS  COM         459200101      33,525     161,606 SH       SOLE                   156,169            5,437
JOHNSON & JOHNSON             COM         478160104       4,251      61,695 SH       SOLE                    57,676            4,019
KAMAN CORP                    COM         483548103      85,631   2,387,921 SH       SOLE                 2,187,721          200,200
KINDER MORGAN MANAGEMENT LLC  SHS         49455U100      54,141     708,657 SH       SOLE                   671,616           37,041
KNOLL INC                     COM NEW     498904200         552      39,575 SH       SOLE                    39,575                0
KRAFT FOODS INC               CL A        50075N104       3,534      85,464 SH       SOLE                    85,464                0
KRATON PERFORMANCE POLYMERS   COM         50077C106      75,382   2,888,199 SH       SOLE                 2,639,392          248,807
LOEWS CORP                    COM         540424108       1,222      29,606 SH       SOLE                    29,606                0
LORILLARD INC                 COM         544147101      27,029     232,109 SH       SOLE                   219,777           12,332
LOWES COS INC                 COM         548661107      16,937     560,101 SH       SOLE                   545,738           14,363
M & T BK CORP                 COM         55261F104       5,089      53,486 SH       SOLE                    52,360            1,126
MARTIN MARIETTA MATLS INC     COM         573284106      52,197     629,875 SH       SOLE                   579,026           50,849
MATSON INC                    COM         57686g105      66,312   3,171,296 SH       SOLE                 2,950,504          220,792
MBIA INC                      COM         55262C100      90,192   8,903,451 SH       SOLE                 8,195,182          708,269
MCDONALDS CORP                COM         580135101         202       2,200 SH       SOLE                     2,200                0
MEADWESTVACO CORP             COM         583334107      31,846   1,040,741 SH       SOLE                 1,024,035           16,706
MICREL INC                    COM         594793101      86,444   8,296,036 SH       SOLE                 7,592,005          704,031
MICROSOFT CORP                COM         594918104      37,940   1,274,855 SH       SOLE                 1,217,974           56,881
MONARCH FINANCIAL HOLDINGS I  COM         60907Q100         137      14,045 SH       SOLE                    14,045                0
MONTPELIER RE HOLDINGS LTD    SHS         G62185106     107,082   4,838,783 SH       SOLE                 4,463,670          375,113
NEWMARKET CORP                COM         651587107     235,311     954,687 SH       SOLE                   884,990           69,697
NU SKIN ENTERPRISES INC       CL A        67018T105     110,632   2,849,139 SH       SOLE                 2,618,549          230,590
OLD DOMINION FGHT LINES INC   COM         679580100     144,490   4,793,182 SH       SOLE                 4,405,430          387,752
PAYCHEX INC                   COM         704326107      10,807     324,633 SH       SOLE                   309,880           14,753
PFIZER INC                    COM         717081103      26,573   1,069,323 SH       SOLE                 1,044,409           24,914
PHILIP MORRIS INTL INC        COM         718172109      25,045     278,468 SH       SOLE                   274,148            4,320
PHILLIPS 66                   COM         718546104       3,993      86,120 SH       SOLE                    86,104               16
PRICESMART INC                COM         741511109     156,037   2,060,720 SH       SOLE                 1,891,159          169,561
PROCTER & GAMBLE CO           COM         742718109         419       6,038 SH       SOLE                     6,038                0
REYNOLDS AMERICAN INC         COM         761713106      11,129     256,793 SH       SOLE                   249,217            7,576
RITCHIE BROS AUCTIONEERS      COM         767744105      61,318   3,188,699 SH       SOLE                 2,933,027          255,672
SERVICE CORP INTL             COM         817565104     135,559  10,071,217 SH       SOLE                 9,274,858          796,359
STAPLES INC                   COM         855030102       3,210     278,630 SH       SOLE                   272,194            6,436
STURM RUGER & CO INC          COM         864159108      68,638   1,386,922 SH       SOLE                 1,248,981          137,941
TEJON RANCH CO                COM         879080109      73,556   2,448,600 SH       SOLE                 2,247,317          201,283
TENET HEALTHCARE CORP         COM         88033G100      94,233  15,029,185 SH       SOLE                13,842,967        1,186,218
TREDEGAR CORP                 COM         894650100      62,730   3,536,077 SH       SOLE                 3,244,770          291,307
UDR INC                       COM         902653104      19,607     789,976 SH       SOLE                   775,136           14,840
UNITED PARCEL SERVICE INC     CL B        911312106         205       2,864 SH       SOLE                     2,864                0
VALUECLICK INC                COM         92046N102     105,108   6,125,136 SH       SOLE                 5,637,666          487,470
VERIZON COMMUNICATIONS INC    COM         92343V104      34,056     747,342 SH       SOLE                   733,035           14,307
VISA INC                      COM CL A    92826C839      20,356     151,595 SH       SOLE                   151,569               26
VULCAN MATLS CO               COM         929160109       1,649      34,873 SH       SOLE                    34,397              476
WAL-MART STORES INC           COM         931142103      29,723     402,753 SH       SOLE                   395,261            7,492
WELLS FARGO & CO NEW          COM         949746101      41,725   1,208,383 SH       SOLE                 1,171,204           37,179
WHIRLPOOL CORP                COM         963320106       1,863      22,476 SH       SOLE                    22,203              273
WHITE MTNS INS GROUP LTD      COM         G9618E107      97,016     188,990 SH       SOLE                   175,570           13,420
WORLD FUEL SVCS CORP          COM         981475106      83,257   2,338,028 SH       SOLE                 2,125,798          212,230